LONG-TERM DEBT (Details) (USD $)	1 Months Ended
	Aug. 31, 2005	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Long-term debt		$ 95,844,000	$ 95,844,000
Aggregate contractual maturities of long-term debt
2013		15,844,000
2035		80,000,000
Long-term debt		95,844,000	95,844,000
7.00% Senior Notes due January 15, 2013; interest payable each January 15 and July 15 which commenced July 15, 2003
Long-term debt
Long-term debt		15,844,000	15,844,000
Debt Instrument, Interest Rate, Stated Percentage		7.00%	7.00%
Aggregate contractual maturities of long-term debt
Long-term debt		15,844,000	15,844,000
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035; interest payable each March 1 and September 1 which commenced March 1, 2006
Long-term debt
Long-term debt issued, aggregate principal amount	80,000,000
Long-term debt		80,000,000	80,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Aggregate contractual maturities of long-term debt
Long-term debt		$ 80,000,000	$ 80,000,000